Subsequent Events (Details) (USD $)	12 Months Ended			3 Months Ended			12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subordinated Units [Member]	Sep. 30, 2012 Subordinated Units [Member]	Jun. 30, 2012 Subordinated Units [Member]	Dec. 31, 2013 Subordinated Units [Member]	Jan. 31, 2014 Subsequent Event [Member] Blackhawk Midstream, LLC [Member]	Jan. 21, 2014 Subsequent Event [Member] Common Units [Member]	Dec. 31, 2013 Subsequent Event [Member] Common Units [Member]	Jan. 21, 2014 Subsequent Event [Member] Subordinated Units [Member]	Sep. 30, 2013 Utica Shale Region Of Ohio [Member]	Feb. 28, 2014 Utica Shale Region Of Ohio [Member] Subsequent Event [Member]	Dec. 31, 2013 Utica Shale Region Of Ohio [Member] Subsequent Event [Member]	Dec. 31, 2012 Utica Shale Region Of Ohio [Member] Subsequent Event [Member]	Mar. 31, 2014 Utica Shale Region Of Ohio [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distribution, date declared										Jan. 21, 2014
Cash distribution	$ 1.78	$ 1.8500	$ 1.8108	$ 0	$ 0	$ 0	$ 0		$ 0.445		$ 0
Cash distribution, annualized									$ 1.78
Cash distribution, date of distribution										Feb. 14, 2014
Cash distribution, date of record									Jan. 31, 2014
Proceeds from the sale of interest								8,400,000
Percentage of payout interest								5.00%
Proceeds from sale of acreage												600,000	185,000,000
Purchase price																184,000,000
Net decrease effect of reclassification of income from continuing operations to discontinued operations														$ 1,300,000	$ 100,000
Net percentage decrease effect of reclassification of income from continuing operations to discontinued operations														13.90%	0.20%